Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies.
Commitments and Contingencies

10.Commitments and Contingencies

Lease commitment — The Group leases offices and facilities under various operating leases. Rental expenses under operating leases included in the unaudited condensed consolidated statement of operations were $263 and $87 for the three months ended September 30, 2022 and 2021, respectively. Rental expenses were $515 and $236 for the nine months ended September 30, 2022 and 2021, respectively.

The following is a schedule of future minimum lease payments as of September 30, 2022:

Operating Leases
(In thousands)
Three months ending December 31, 2022	$264
Year ending December 31,
2023	1,068
2024	1,107
2025	1,147
2026	1,190
Thereafter	608
Total minimum lease payments	$5,384

Show car model development commitment — The Group has entered into a contract with a supplier for show car model development which the Group made commitments of payments amounted to approximately $850 as of September 30, 2022.

Contingency — In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. There was a dispute with previous landlord in 2021 which the previous landlord claimed compensation for damages of $301 because the Group was unable to timely vacate the previously leased premises. The Group is actively negotiating with the previous landlord to settle the dispute, however, no reasonable estimate of loss can be made as of September 30, 2022.

15.Commitments and Contingencies

Lease commitment — The Group leases offices and facilities under various operating leases. For the year ended December 31, 2021, the period from November 13, 2020 to December 31, 2020 (Successor), and the period from January 1, 2020 to November 12, 2020 (Predecessor), rental expenses under operating leases included in the consolidated statement of operations were $306, $65 and $247, respectively.

Future minimum annual payments under non-cancelable operating leases are as follows as of December 31, 2021:

Operating
Leases
Year ending December 31,
2022	$483
2023	494
2024	506
2025	518
Thereafter	665
Total minimum lease payments	$2,666

Contingency — In the ordinary course of business, the Group may be subject to legal proceedings regarding contractual and employment relationships and a variety of other matters. The Group records contingent liabilities resulting from such claims, when a loss is assessed to be probable and the amount of the loss is reasonably estimable. There was a dispute with previous landlord in 2021, however, no reasonable estimate of loss can be made as of December 31, 2021.